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November 2, 2007

VIA EDGAR TRANSMISSION
----------------------
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

                  Re:      The Roxbury Funds
                           (Registration Nos. 333-133691 and 811-21897)

Ladies and Gentlemen:

         On behalf of The Roxbury Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), please accept this letter as certification that: (i) the prospectus and statement of additional information, each dated November 1, 2007, that would have been filed under paragraph (b) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Trust's Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A ("Post-Effective Amendment No. 2"), which was filed on October 26, 2007; and (ii) the text of Post-Effective Amendment No. 2 has been filed electronically.

                                   Sincerely,

                                   /s/ Edward T. Searle
                                   Edward T. Searle